Inventories	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
INVENTORIES

NOTE 4 - INVENTORIES

Inventories consisted of the following:

	As of June 30,	As of December 31,
	2025	2024
	(Unaudited)
Raw material	$169,764	$54,163
Work in process	265,220	230,646
Goods in transit	1,123,467	971,550
Inventories provision	(73,090)	(72,787)
Total inventories	$1,485,361	$1,183,572

The movements of provision for inventory were as follows:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Balance at the beginning of the period	$(72,787)	$(18,058)
Provision during the six months period	-	-
Foreign exchange difference	(303)	111
Balance at the end of the period	$(73,090)	$(17,947)

The goods in transit to customers are still included in the inventory until the customer inspected and confirmed acceptance. Once obtaining the customer’s acceptance notice, the balance of goods in transit will be recognized in cost of revenues.